condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net income	$ 344	$ 315	$ 677	$ 668
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	793	725	1,582	1,450
Deferred income taxes	(24)	36	(21)	(25)
Share-based compensation expense, net	52	41	87	64
Net employee defined benefit plans expense	30	25	56	52
Employer contributions to employee defined benefit plans	(12)	(12)	(28)	(27)
Non-current contract assets	6	51	21	116
Non-current unbilled customer finance receivables	(44)	(53)	(67)	(94)
Loss from equity accounted investments	2	5	6	13
Other	(20)	(75)	(37)	(42)
Net change in non-cash operating working capital	123	404	(87)	464
Cash provided by operating activities	1,250	1,462	2,189	2,639
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(771)	(694)	(1,521)	(1,474)
Cash payments for spectrum licences	(21)		(272)
Cash payments for acquisitions, net	(13)	(107)	(150)	(1,211)
Advances to, and investment in, real estate joint ventures and associates	(2)	(8)	(17)	(88)
Real estate joint venture receipts	1	1	2	3
Proceeds on disposition	1		1
Investment in portfolio investments and other	(55)	(15)	(56)	(12)
Cash used by investing activities	(860)	(823)	(2,013)	(2,782)
FINANCING ACTIVITIES
Common Shares issued			1,300	1,495
Dividends paid to holders of Common Shares	(251)	(240)	(502)	(462)
Long-term debt issued	1,250	1,000	2,225	2,377
Redemptions and repayment of long-term debt	(1,096)	(1,479)	(2,632)	(2,967)
Shares of subsidiary issued and sold to non-controlling interests, net			827	209
Other	(13)	(7)	(59)	(73)
Cash provided (used) by financing activities	(110)	(726)	1,159	579
CASH POSITION
Increase (decrease) in cash and temporary investments, net	280	(87)	1,335	436
Cash and temporary investments, net, beginning of period	1,903	1,058	848	535
Cash and temporary investments, net, end of period	2,183	971	2,183	971
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(173)	(199)	(372)	(376)
Interest received	1	3	3	6
Income taxes paid, net
In respect of comprehensive income	(133)	(11)	(315)	(104)
In respect of business acquisitions		(2)	(38)	(33)
Income taxes paid, net	$ (133)	$ (13)	$ (353)	$ (137)